Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Subsidiaries

As of December 31, 2019, the Company’s subsidiaries are as follows:

Name of subsidiaries	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Canaan Creative (HK) Holdings Limited	February 22, 2018	Hong Kong	100%	Research and development of ICs
Hangzhou Canaan Creative Information Technology Co., Ltd.	April 9, 2013	Hangzhou, China	100%	Research and development of ICs
Canaan Creative Co., Ltd.	April 1, 2013	Beijing, China	100%	Research and development of ICs
Langfang Creative Technology Co., Ltd.	May 15, 2014	Langfang, China	100%	Assembly of system products
Hangzhou Ruihong Technology Co., Ltd.	June 30, 2015	Hangzhou, China	100%	Supply chain and distribution of system products
Hangzhou Lifeng Intelligence Agriculture Co., Ltd.	November 13, 2015	Hangzhou, China	100%	Distribution of system products
Hangzhou Canaan Blockchain Technology Co., Ltd.	November 11, 2016	Hangzhou, China	100%	Research and development of ICs
Canaan Convey Co., Ltd.	November 2, 2017	Beijing, China	100%	International distribution of system products
Zhejiang Avalon Technology Co., Ltd.	December 5, 2017	Hangzhou, China	100%	Distribution of system products
Canaan Mingxin (Beijing) Technology Co., Ltd.	December 24, 2018	Beijing, China	100%	International distribution of system products
Hangzhou Canaan Chuangxin Technology Co., Ltd.	December 26, 2018	Hangzhou, China	100%	Research and development of ICs